AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2023
	Principal Amount	Value
Municipal Bonds - 97.7%
California - 5.6%
California Municipal Finance Authority,
5.000%, 05/15/43	$2,515,000	$2,508,629
5.000%, 05/15/48	3,855,000	3,767,124

California Municipal Finance Authority, Series A 4.000%, 02/01/51	1,260,000	1,020,760
Riverside County Transportation Commission, Series B1 4.000%, 06/01/46	2,095,000	1,825,917
Riverside County Transportation Commission, Series C 4.000%, 06/01/47	2,870,000	2,431,274
San Diego County Regional Airport Authority, Series B 4.000%, 07/01/51	1,675,000	1,384,524

Total California		12,938,228
Colorado - 4.4%
Colorado Health Facilities Authority, Series A 5.000%, 08/01/44	4,185,000	4,069,484
Public Authority for Colorado Energy Natural Gas Purchase Revenue 6.500%, 11/15/38	5,395,000	6,102,903

Total Colorado		10,172,387
Connecticut - 2.6%
Connecticut State Health & Educational Facilities Authority,
4.000%, 07/01/39	2,515,000	2,220,579
4.000%, 07/01/40	2,845,000	2,482,886
4.000%, 07/01/42	1,465,000	1,247,590

Total Connecticut		5,951,055
Florida - 10.9%
Brevard County Health Facilities Authority, Series A 5.000%, 04/01/47	5,025,000	4,849,752
City of Tampa, Series B 5.000%, 07/01/50	2,065,000	1,900,135
County of Miami-Dade Seaport Department, Series 1, (AGM) 4.000%, 10/01/45	3,980,000	3,373,955
County of Miami-Dade Seaport Department, Series A 5.250%, 10/01/52	1,260,000	1,251,281
Escambia County Health Facilities Authority 4.000%, 08/15/50	5,065,000	3,938,865
Florida Development Finance Corp.,
4.000%, 02/01/52	2,515,000	1,679,402
5.000%, 02/01/52	1,675,000	1,378,053

Hillsborough County Industrial Development Authority 4.000%, 08/01/50	4,185,000	3,414,779
	Principal Amount	Value

Miami Beach Health Facilities Authority 4.000%, 11/15/46	$4,185,000	$3,465,268

Total Florida		25,251,490
Illinois - 9.6%
Chicago O'Hare International Airport, Senior Lien, Series A 5.000%, 01/01/48	5,650,000	5,600,321
Metropolitan Pier & Exposition Authority,
4.000%, 12/15/42	1,675,000	1,446,648
4.000%, 06/15/52	2,515,000	2,014,391
5.000%, 06/15/50	4,185,000	4,040,139

State of Illinois,
5.500%, 05/01/39	3,350,000	3,494,996
5.750%, 05/01/45	2,515,000	2,621,942

State of Illinois, Series A,
4.000%, 03/01/40	1,260,000	1,109,955
5.000%, 03/01/46	1,870,000	1,845,809

Total Illinois		22,174,201
Louisiana - 2.5%
Louisiana Stadium & Exposition District, Series A 5.250%, 07/01/53	5,750,000	5,875,312
Massachusetts - 2.3%
Massachusetts Development Finance Agency,
4.000%, 07/01/51	4,340,000	3,285,357
5.250%, 07/01/52	2,095,000	2,044,159

Total Massachusetts		5,329,516
Minnesota - 0.9%
Duluth Economic Development Authority, Series A 5.000%, 02/15/48	2,140,000	2,049,850
Nebraska - 1.9%
Central Plains Energy Project #3, Series A 5.000%, 09/01/42	4,655,000	4,481,995
New Jersey - 9.7%
New Jersey Economic Development Authority 5.000%, 11/01/44	2,095,000	2,118,534
New Jersey Transportation Trust Fund Authority,
5.250%, 06/15/46	1,675,000	1,733,134
5.500%, 06/15/50	840,000	885,039

New Jersey Transportation Trust Fund Authority, Series AA,
4.000%, 06/15/50	1,675,000	1,455,759
5.000%, 06/15/45	840,000	852,565
5.000%, 06/15/50	1,260,000	1,271,146

New Jersey Transportation Trust Fund Authority, Series BB 5.000%, 06/15/44	1,465,000	1,473,333
South Jersey Transportation Authority,
4.625%, 11/01/47	2,930,000	2,691,875
5.250%, 11/01/52	3,770,000	3,743,753

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
New Jersey - 9.7% (continued)

Tobacco Settlement Financing Corp., Series A,
5.000%, 06/01/46	$2,095,000	$2,034,040
5.250%, 06/01/46	2,755,000	2,769,492

Tobacco Settlement Financing Corp., Series B 5.000%, 06/01/46	1,605,000	1,491,828

Total New Jersey		22,520,498
New York - 12.2%
Metropolitan Transportation Authority, Series 1,
4.750%, 11/15/45	2,660,000	2,473,889
5.000%, 11/15/50	1,955,000	1,901,154
5.250%, 11/15/55	2,530,000	2,545,497

New York State Dormitory Authority 5.000%, 05/01/52	2,515,000	2,506,499
New York State Dormitory Authority, Series A,
4.000%, 07/01/47	1,675,000	1,344,553
4.000%, 07/01/52	1,775,000	1,383,877

New York State Thruway Authority, Series B 4.000%, 01/01/45	1,175,000	1,023,334
New York Transportation Development Corp.,
4.000%, 12/01/39	1,000,000	897,259
4.000%, 12/01/41	1,590,000	1,395,976
4.000%, 04/30/53	5,790,000	4,516,459
5.000%, 12/01/40	4,185,000	4,136,105
5.000%, 12/01/41	4,185,000	4,110,012

Total New York		28,234,614
Pennsylvania - 12.4%
Allegheny County Airport Authority, Series A 5.000%, 01/01/51	4,185,000	4,102,093
City of Philadelphia Water & Wastewater Revenue, (AGM) 5.500%, 09/01/53	3,750,000	3,971,401
Geisinger Authority 4.000%, 04/01/50	1,610,000	1,353,145
Montgomery County Higher Education and Health Authority, Series B 5.000%, 05/01/52	3,980,000	3,815,159
Pennsylvania Economic Development Financing Authority 5.250%, 06/30/53	5,025,000	4,884,616
Pennsylvania Economic Development Financing Authority, (AGM) 5.000%, 12/31/57	1,050,000	1,011,380
Pennsylvania Turnpike Commission, Series A 4.000%, 12/01/50	5,065,000	4,311,241
Philadelphia Authority for Industrial Development 5.250%, 11/01/52	5,185,000	5,196,740

Total Pennsylvania		28,645,775
Rhode Island - 2.2%
Rhode Island Health and Educational Building Corp. 5.000%, 11/01/53	2,500,000	2,462,979
	Principal Amount	Value

Tobacco Settlement Financing Corp., Series A 5.000%, 06/01/40	$2,755,000	$2,730,539

Total Rhode Island		5,193,518
South Carolina - 2.3%
Richland County School District No 2, Series A, (South Carolina School District) 1.875%, 03/01/38	8,290,000	5,403,602
Tennessee - 3.0%
City of Chattanooga Electric Revenue 2.000%, 09/01/40	7,710,000	4,856,741
Metropolitan Government Nashville & Davidson County Health & Educational Facilities 5.250%, 05/01/53	2,000,000	2,029,608

Total Tennessee		6,886,349
Texas - 10.0%
Central Texas Regional Mobility Authority, Series B,
4.000%, 01/01/51	1,705,000	1,418,277
5.000%, 01/01/45	1,620,000	1,628,810

City of Houston Airport System Revenue, Series A 4.000%, 07/01/48	1,260,000	1,048,818
Texas Private Activity Bond Surface Transportation Corp.,
5.000%, 12/31/40	3,315,000	3,213,278
5.000%, 12/31/45	3,250,000	3,096,132
5.000%, 06/30/58	7,800,000	7,429,580
5.500%, 12/31/58	1,120,000	1,140,403

Texas Private Activity Bond Surface Transportation Corp., Series A 4.000%, 12/31/39	4,655,000	4,175,088

Total Texas		23,150,386
Virginia - 5.2%
Lynchburg Economic Development Authority 4.000%, 01/01/55	1,260,000	1,029,878
Virginia Small Business Financing Authority,
4.000%, 01/01/39	2,515,000	2,253,954
4.000%, 01/01/40	2,515,000	2,241,898
5.000%, 12/31/47	2,145,000	2,062,768
5.000%, 12/31/49	2,095,000	1,997,734
5.000%, 12/31/52	2,655,000	2,514,427

Total Virginia		12,100,659

Total Municipal Bonds (Cost $261,390,896)		226,359,435
Short-Term Investments - 0.9%
Repurchase Agreements - 0.9%
Fixed Income Clearing Corp., dated 09/29/23 due 10/02/23, 5.150% total to be received $2,165,929 (collateralized by a U.S. Treasury, 3.250%, 05/15/42, totaling $2,208,325)	2,165,000	2,165,000

Total Short-Term Investments (Cost $2,165,000)		2,165,000

AMG GW&K Municipal Enhanced Yield Fund
Schedule of Portfolio Investments (continued)
Value

Total Investments - 98.6% (Cost $263,555,896)	$228,524,435
Other Assets, less Liabilities - 1.4%	3,172,732
Net Assets - 100.0%	$231,697,167

AGM	Assured Guaranty Municipal Corp.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$226,359,435	—	$226,359,435
Short-Term Investments
Repurchase Agreements	—	2,165,000	—	2,165,000
Total Investments in Securities	—	$228,524,435	—	$228,524,435

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2023, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.